Income Tax Expense	6 Months Ended
Jun. 30, 2026
Income Tax Expense [Abstract]
INCOME TAX EXPENSE

10. INCOME TAX EXPENSE

The Company recorded income tax expense of nil for both the six months ended June 30, 2025 and 2026. The effective income tax rate of nil for both six months ended June 30, 2025 and 2026 was lower than the statutory income tax rate of 25.0%, primarily due to preferential tax rates and additional valuation allowances recorded.